Income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Current income tax		$ 490	$ (48,425)	$ (39,100)
Deferred income tax	$ 70,544	13,805	31,346	24,999
Income tax		$ 14,295	$ (17,079)	$ (14,101)